Income taxes (Details) - CNY (¥) ¥ in Thousands		12 Months Ended										36 Months Ended
	Mar. 16, 2007	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income taxes
Preferential income tax rate as an ANTE		15.00%	15.00%	15.00%	15.00%	15.00%
Preferential income tax rate, renewal period		3 years
Withholding tax rate maximum on distribution of profits of FIEs (as a percent)				10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Withholding tax on appropriation of dividend for reinvestment purpose (as a percent)				10.00%
Withholding tax paid and recorded as income tax expenses				¥ 21,064
Cumulative undistributed earnings of the Company's PRC subsidiaries intended to be permanently reinvested		¥ 3,871,442	¥ 3,092,616										¥ 3,871,442	¥ 3,092,616
Amount of the unrecognized deferred tax liability on the permanently reinvested earnings		¥ 387,144	¥ 309,262										387,144	309,262
Uniform tax rate (as a percent)		25.00%	25.00%	(25.00%)
Tax benefit/(expense):
Current tax		¥ (253,980)	¥ (189,622)	¥ (13,462)
Deferred tax		96,648	116,232	28,489
Total		(157,332)	(73,390)	15,027
Temporary differences:
Amortization of intangible assets		610	1,135										610	1,135
Accrued warranty costs		80,900	49,309										80,900	49,309
Accrued expenses		49,819	25,438										49,819	25,438
Net loss carried forward		232,599	229,859										232,599	229,859
Depreciation of property, plant and equipment		123,937	103,758										123,937	103,758
Inventory write-down and idle capacity charges		10,470	9,813										10,470	9,813
Allowance for doubtful accounts		67,071	66,991										67,071	66,991
Allowance for advance to suppliers		17,684	18,665										17,684	18,665
Impairment loss on property, plant and equipment		84,663	103,195										84,663	103,195
Accrued interest		45,507	27,279										45,507	27,279
Government grant for the acquisition of land use rights and property, plant and equipment		40,354	44,057										40,354	44,057
Timing difference for revenue recognition of retainage contract		48,683	32,746										48,683	32,746
Unrealized profit		45,462	15,769										45,462	15,769
Others		6,097	2,935										6,097	2,935
Deferred tax assets		853,856	730,949										853,856	730,949
Temporary differences:
Capitalized interest		(34,868)	(35,333)										(34,868)	(35,333)
Deferred tax liabilities		(34,868)	(35,333)										(34,868)	(35,333)
Less: valuation allowance		(483,649)	(456,925)										(483,649)	(456,925)
Deferred tax assets-net		335,339	238,691										335,339	238,691
Deferred tax assets are analyzed as:
Current		139,143	90,169										139,143	90,169
Non-Current		231,064	183,855										231,064	183,855
Total		370,207	274,024										370,207	274,024
Deferred tax liability are analyzed as:
Non-Current		(34,868)	(35,333)										(34,868)	(35,333)
Deferred tax liabilities		(34,868)	(35,333)										(34,868)	(35,333)
Deferred tax assets-net		¥ 335,339	¥ 238,691										¥ 335,339	¥ 238,691
Hong Kong SAR
Income taxes
Corporation tax rate (as a percent)		16.50%
Tax benefit/(expense):
Total		¥ 0
United States
Income taxes
Corporation tax rate (as a percent)		35.00%
United States | California
Income taxes
State income tax rate (as a percent)		8.84%
Germany
Income taxes
Corporation tax rate (as a percent)		15.00%
Effective income tax rate (as a percent)		29.55%
Solidarity surcharge tax rate (as a percent)		5.50%
Trade income tax rate (as a percent)		13.72%
Japan
Income taxes
Corporation tax rate (as a percent)		35.64%
Australia
Income taxes
Corporation tax rate (as a percent)		30.00%
Malaysia
Income taxes
Corporation tax rate (as a percent)		25.00%
Foreign-owned operating subsidiaries | China
Income taxes
Foreign state income tax rate (as a percent)										30.00%
Foreign local income tax rate (as a percent)										3.00%
Tax exemption period following first profit-making year										2 years
Reduction of FEIT for 3 years following exemption period (as a percent)										50.00%
Reduction of FEIT by 50% following exemption period										3 years
Tax reduction, required operational period more than										10 years
Uniform tax rate (as a percent)	25.00%
JingAo Solar Co., Ltd. ("JA Hebei")
Income taxes
Dividend declared				107,804											¥ 107,804
JingAo Solar Co., Ltd. ("JA Hebei") | China
Income taxes
Tax exemption period following first profit-making year										2 years	2 years
Reduction of FEIT for 3 years following exemption period (as a percent)							50.00%	50.00%	50.00%
Preferential income tax rate as an ANTE													15.00%			15.00%
JA Solar Technology Yangzhou Co., Ltd. ("JA Yangzhou") | China
Income taxes
Preferential income tax rate as an ANTE															15.00%
Dividend declared				¥ 210,637											¥ 210,637
JA Solar Technology Yangzhou Co., Ltd. ("JA Yangzhou") | China | Subsequent tax period
Income taxes
Preferential income tax rate as an ANTE												15.00%
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. ("JA Lianyungang") | China
Income taxes
Preferential income tax rate as an ANTE															15.00%
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. ("JA Lianyungang") | China | Subsequent tax period
Income taxes
Preferential income tax rate as an ANTE												15.00%
Shanghai JA Solar Technology Co., Ltd. ("JA Fengxian") | China
Income taxes
Preferential income tax rate as an ANTE															15.00%
Shanghai JA Solar Technology Co., Ltd. ("JA Fengxian") | China | Subsequent tax period
Income taxes
Preferential income tax rate as an ANTE												15.00%
Donghai JA Solar Technology Co., Ltd. ("JA Wafer R&D") | China
Income taxes
Preferential income tax rate as an ANTE														15.00%